Long-term investment (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020
Long-term investment
Equity interests in a privately hold company	7.42%				4.00%
Cash consideration paid under the cost method investment	$ 500,000	$ 306,518		$ 500,032
Impairment losses		$ 0	$ 500,032	$ 0